SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Software Useful Life		5 years
Software [Member]
Software Useful Life	5 years